Investments and Other Financial Assets (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Investments and Other Financial Assets

	December 31,
	2017	2016	2015
	(In millions of US$)
Non-consolidated investments	3.8	8.8	15.3
Loans and advances	38.4	18.2	65.1
Deposits and other	20.4	24.9	7.2

Total	62.6	51.9	87.6

Summary of Non-Consolidated Investments

Non-consolidated investments

			December 31,
	Country	2017 % of interests	2017	2016	2015
			(In millions of US$)
Tronic’s Microsystems SA	France	—	—	—	3.4
Geokinetics Inc.	USA	16.0%	1.7	6.0	9.0
Other investments in non-consolidated companies			2.1	2.8	2.9

Total non-consolidated investments			3.8	8.8	15.3